UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21181

Name of Fund: BlackRock Municipal 2020 Term Trust (BKK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Alabama — 0.7%
Alabama 21st Century Authority Tobacco Settlement, Refunding RB, Series A, 5.00%, 6/01/20	$1,000	$1,128,300
Courtland IDB Alabama, Refunding RB, International Paper Co. Projects, Series A, 4.75%, 5/01/17	1,165	1,204,179

		2,332,479

Alaska — 2.0%
City of Valdez Alaska, Refunding RB, BP Pipelines Project:
Series B, 5.00%, 1/01/21	3,200	3,696,256
Series C, 5.00%, 1/01/21	2,500	2,887,700

		6,583,956

Arizona — 3.3%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A:
5.00%, 7/01/20	1,300	1,514,227
5.00%, 7/01/21	5,585	6,516,857
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/18	1,500	1,653,525
5.25%, 12/01/20	1,000	1,106,800

		10,791,409

California — 16.6%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/22	815	908,986
California State Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/20	10,000	11,843,800
California Statewide Communities Development Authority, RB, John Muir Health, Series A, 5.00%, 8/15/22	5,000	5,458,900
Foothill Eastern Transportation Corridor Agency California, Refunding RB, CAB (a):
5.98%, 1/15/21	12,500	8,055,000
5.99%, 1/15/22	10,000	6,064,900
Los Angeles Regional Airports Improvement Corp. Facilities Lease, Refunding RB, LAXFuel Corp. (Los Angeles International Airport):
5.00%, 1/01/19	540	607,397
5.00%, 1/01/20	550	613,080

Municipal Bonds	Par (000)	Value

California (concluded)
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	$3,750	$4,413,713
Riverside County Asset Leasing Corp. California, RB, Riverside County Hospital Project (NPFGC), 5.65%, 6/01/25 (a)	6,865	3,550,303
San Manuel Entertainment Authority, Series 04-C, 4.50%, 12/01/16 (b)	4,000	4,096,360
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/22	1,000	1,177,360
State of California, GO, Various Purpose, 5.00%, 11/01/13 (c)	7,050	7,134,882

		53,924,681

Colorado — 1.3%
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project:
4.00%, 12/01/19	555	586,008
4.00%, 12/01/20	580	602,713
E-470 Public Highway Authority Colorado, RB, CAB, Senior Series B (NPFGC), 4.56%, 9/01/22 (a)	4,500	2,986,875

		4,175,596

District of Columbia — 1.6%
Metropolitan Washington Airports Authority, Refunding RB, Series C-2, AMT (AGM), 5.00%, 10/01/24	5,000	5,156,250

Florida — 7.3%
Broward County Florida Airport System Revenue, Refunding RB, Series P-1, AMT, 4.00%, 10/01/19	1,750	1,895,460
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/22	1,250	1,413,900
City of Jacksonville, RB, Better Jacksonville, 5.00%, 10/01/22	5,160	5,809,644
Florida State Board of Education, GO, Refunding, Capital Outlay, Series B, 5.00%, 6/01/20	5,000	5,911,700
Habitat Community Development District, Special Assessment Bonds, 5.80%, 5/01/25	1,720	1,750,754

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Florida (concluded)
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	$2,005	$2,131,255
Miami-Dade County Expressway Authority, Refunding RB, Toll System, Series A, 5.00%, 7/01/20	500	576,885
Miami-Dade County Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,547,081
Pine Island Community Development District, RB, 5.30%, 11/01/10	250	97,622
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 12/31/49 (d)(e)	3,530	2,626,744

		23,761,045

Georgia — 2.4%
Gainesville & Hall County Development Authority, Refunding RB, ACTS Retirement - Life Communities, Inc. Obligated Group, 5.00%, 11/15/22	6,915	7,627,038

Guam — 0.4%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/20	1,190	1,342,808

Hawaii — 0.9%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose Senior Living, Kahala Nui:
5.00%, 11/15/19	1,275	1,403,979
5.00%, 11/15/20	1,440	1,566,490

		2,970,469

Illinois — 15.6%
City of Chicago Illinois, O'Hare International Airport, GARB, Third Lien, Series A (AMBAC):
5.00%, 1/01/21	5,000	5,411,250
5.00%, 1/01/22	7,000	7,610,680
Illinois Finance Authority, RB, Northwestern University, 5.00%, 12/01/21	4,800	4,872,480

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Illinois State Toll Highway Authority, RB, Senior Priority, Series A (AGM), 5.00%, 7/01/15 (c)	$2,250	$2,444,692
Lake Cook-Dane & McHenry Counties Community Unit School District 220 Illinois, GO, Refunding (AGM), 5.25%, 12/01/20	1,000	1,197,670
Metropolitan Pier & Exposition Authority Illinois, Refunding RB, CAB, McCormick, Series A (NPFGC), 3.77%, 6/15/22 (a)	13,455	9,656,250
Railsplitter Tobacco Settlement Authority, RB, 5.25%, 6/01/20	10,000	11,371,600
State of Illinois, GO, 5.00%, 7/01/20	5,255	5,789,749
State of Illinois, RB, Series B:
5.00%, 6/15/19 (c)	515	609,853
5.00%, 6/15/20	1,485	1,693,434

		50,657,658

Indiana — 5.2%
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	3,765	2,213,933
Indiana Finance Authority, RB, Ohio River Bridges East End Crossing Project, Series B, AMT, 5.00%, 1/01/19	2,465	2,663,038
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 1/01/21	600	691,308
Indianapolis Airport Authority, Refunding RB, Special Facilities, FedEx Corp. Project, AMT, 5.10%, 1/15/17	10,000	11,104,700

		16,672,979

Iowa — 1.6%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project, 5.00%, 12/01/19	5,320	5,201,151

Kansas — 2.4%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.25%, 11/15/20	2,500	2,859,175

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2013	2

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Kansas (concluded)
Wyandotte County, Kansas City Unified Government, RB, Kansas International Speedway (NPFGC), 4.12%, 12/01/20 (a)	$6,440	$4,774,680

		7,633,855

Kentucky — 1.8%
Kentucky Housing Corp., RB, Series C, AMT, 4.63%, 7/01/22	2,000	2,036,520
Louisville & Jefferson County, Refunding RB, Catholic Health Initiatives, Series A:
3.50%, 12/01/20	2,115	2,216,626
5.00%, 12/01/20	1,430	1,637,107

		5,890,253

Louisiana — 0.6%
Parish of DeSoto Louisiana, RB, Series A, AMT, 5.85%, 11/01/27	2,000	1,987,580

Maryland — 2.1%
Anne Arundel County Consolidated, Special Taxing District, Refunding, Special Tax Bonds, The Villages of Dorchester and Farmington Village Project:
4.00%, 7/01/19	285	310,676
5.00%, 7/01/20	500	571,095
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	1,250	1,359,375
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.50%, 1/01/21	1,335	1,457,006
University of Maryland, Medical System, 5.00%, 7/01/19	670	764,952
Maryland State and Local Facilities Loan, GO, Series B, 5.00%, 3/15/20	2,000	2,389,740

		6,852,844

Massachusetts — 1.5%
Massachusetts Development Finance Agency, RB, Waste Management, Inc. Project, AMT, 5.45%, 6/01/14	4,500	4,624,110

Municipal Bonds	Par (000)	Value

Massachusetts (concluded)
Massachusetts State Water Pollution Abatement Trust, Refunding RB, MWRA Program, Sub-Series A, 6.00%, 8/01/23	$140	$140,654

		4,764,764

Michigan — 2.4%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.00%, 5/15/20	1,585	1,743,864
Lansing Board of Water & Light Utilities, RB, Series A, 3.50%, 7/01/20	1,000	1,061,850
Michigan State Building Authority, Refunding RB, Facilities Program:
Series 1-A, 5.00%, 10/15/20	325	367,357
Series 2-A, 4.00%, 10/15/20	1,205	1,284,434
State of Michigan, Refunding RB:
5.00%, 11/01/20	1,000	1,150,210
5.00%, 11/01/21	2,000	2,259,320

		7,867,035

Minnesota — 4.1%
Minnesota Higher Education Facilities Authority, RB, University of St. Thomas, Series 5-Y, 5.00%, 10/01/24	1,250	1,314,287
Minnesota State Trunk Highway, GO, Series B, 5.00%, 10/01/20	10,000	11,954,700

		13,268,987

Missouri — 4.7%
City of Kansas City Missouri Airport, Refunding RB, Series A, AMT, 5.00%, 9/01/20	3,000	3,373,380
Missouri Development Finance Board, RB, Branson Landing Project, Series A, 5.50%, 6/01/14 (c)	5,000	5,216,200
Missouri State Health & Educational Facilities Authority, Refunding RB, Series A:
BJC Health System, 5.00%, 5/15/20	5,500	5,910,025
Coxhealth, 5.00%, 11/15/20	500	569,665

		15,069,270

Multi-State — 3.5%
Centerline Equity Issuer Trust (b):
5.75%, 5/15/15	1,000	1,071,050

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Multi-State (concluded)
Centerline Equity Issuer Trust (b) (concluded):
6.00%, 5/15/15	$4,000	$4,299,600
6.00%, 5/15/19	2,500	2,880,100
6.30%, 5/15/19	2,500	2,915,175

		11,165,925

Nebraska — 1.2%
Central Plains Energy Project, RB, Gas Project No. 3, 5.00%, 9/01/20	3,500	3,806,670

Nevada — 2.7%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/20	5,000	5,409,800
County of Clark Nevada, Refunding, Special Assessment Bonds, Special Improvement District No. 142, 5.00%, 8/01/20	1,510	1,537,301
County of Clark Nevada Airport System Revenue, Refunding ARB, Las Vegas McCarran International Airport, Series B:
5.00%, 7/01/19	500	574,435
5.00%, 7/01/20	1,000	1,144,900

		8,666,436

New Hampshire — 2.6%
New Hampshire Business Finance Authority, Refunding RB, Public Service Co. of New Hampshire Project, Series B, AMT (NPFGC), 4.75%, 5/01/21	4,350	4,448,092
New Hampshire Health & Education Facilities Authority, Refunding RB, Elliot Hospital, Series B, 5.60%, 10/01/22	3,935	3,950,740

		8,398,832

New Jersey — 4.2%
Middlesex County Improvement Authority, RB, George Street Student Housing Project, Series A, 5.00%, 8/15/14 (c)	1,000	1,049,310
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/20	2,500	2,754,325
First Mortgage, Winchester, Series A, 4.80%, 11/01/13	265	266,558
Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey EDA, Refunding RB (concluded):
School Facilities, Series GG, 5.00%, 9/01/22	$2,000	$2,216,960
New Jersey Educational Facilities Authority, Refunding RB:
Seton Hall University, Series D, 5.00%, 7/01/19	1,060	1,217,802
Seton Hall University, Series D, 5.00%, 7/01/20	650	742,424
University of Medicine & Dentistry, Series B, 6.25%, 12/01/18 (f)	2,500	3,102,875
New Jersey Health Care Facilities Financing Authority, Refunding RB, AtlantiCare Regional Medical Center, 5.00%, 7/01/20	2,110	2,295,743

		13,645,997

New York — 9.3%
New York City Industrial Development Agency, RB, American Airlines, Inc., JFK International Airport, AMT (g):
7.63%, 8/01/25	3,885	4,264,215
7.75%, 8/01/31	5,000	5,490,350
New York Mortgage Agency, Refunding RB, 35th Series, AMT, 4.50%, 10/01/20	4,000	4,145,480
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	8,500	8,657,930
New York State Thruway Authority, Refunding RB, General, Series I, 5.00%, 1/01/20	875	1,014,046
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 5.00%, 12/01/20	1,525	1,655,311
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series B-1C, 5.50%, 6/01/20	5,000	5,021,450

		30,248,782

North Carolina — 2.3%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/21	1,550	1,738,449

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2013	4

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

North Carolina (concluded)
North Carolina Municipal Power Agency No. 1, Refunding RB, Series B, 5.00%, 1/01/20	$5,000	$5,765,550

		7,503,999

Oklahoma — 1.0%
Canadian County Educational Facilities Authority, RB, Mustang Public Schools Project, 4.50%, 9/01/20	1,500	1,651,935
Oklahoma County Finance Authority, Refunding RB, Epworth Villa Project, Series A:
2.25%, 4/01/14	225	222,385
2.50%, 4/01/15	225	218,547
Tulsa County Industrial Authority Education Facilities, RB, Broken Arrow Public School, 4.00%, 9/01/22	1,100	1,144,473

		3,237,340

Pennsylvania — 6.6%
East Hempfield Township Industrial Development Authority, RB, Student Services, Inc., Student Housing Project:
4.00%, 7/01/19	360	366,451
4.00%, 7/01/20	465	464,707
Lancaster County Hospital Authority, RB, General Hospital Project, 5.75%, 9/15/13 (c)	7,500	7,550,850
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 4.00%, 11/01/20	2,175	2,275,637
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services:
4.00%, 10/01/19	1,165	1,182,137
4.00%, 10/01/20	1,210	1,206,963
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Drexel University, Series A, 5.00%, 5/01/20	1,575	1,804,808
Pennsylvania Housing Finance Agency, Refunding RB, S/F Mortgage, Series 115A, AMT:
2.30%, 10/01/19	460	448,454
2.55%, 4/01/20	850	817,420
2.65%, 10/01/20	865	831,092

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 7/01/20	$1,500	$1,740,960
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/22	1,000	1,099,620
State Public School Building Authority, RB, Community College Allegheny County Project (AGM), 5.00%, 7/15/20	995	1,133,415
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 9/15/20	350	414,414

		21,336,928

Rhode Island — 0.7%
Rhode Island Student Loan Authority, RB, Student Loan Program, Senior Series A, AMT, 5.00%, 12/01/20	2,000	2,204,220

South Carolina — 0.7%
South Carolina State Ports Authority, RB, 5.00%, 7/01/20	2,000	2,311,660

Texas — 12.8%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/19	800	899,848
5.75%, 1/01/20	1,140	1,291,837
City of Dallas Texas, Refunding RB, Civic Center Convention Complex (AGC), 5.00%, 8/15/21	2,500	2,772,550
City of Frisco Texas, GO, Refunding, 3.00%, 2/15/20	2,250	2,357,167
City of Houston Texas, Refunding RB, Subordinate Lien, Series B, 5.00%, 7/01/20	250	288,612
Love Field Airport Modernization Corp., RB, Southwest Airlines Co., Love Field Modernization Program Project, 5.00%, 11/01/20	3,715	3,975,533
Lower Colorado River Authority, Refunding RB, LCRA Transmission Corporation Project, Series B, 5.00%, 5/15/20	5,000	5,784,650
New Hope Cultural Education Facilities Corp., RB, Tarleton State University Project, Series A:
4.00%, 4/01/19	345	351,117

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2013	5

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Texas (concluded)
New Hope Cultural Education Facilities Corp., RB, Tarleton State University Project, Series A (concluded):
4.00%, 4/01/20	$415	$414,743
North Texas Tollway Authority, Refunding RB, Series C:
5.25%, 1/01/20	1,000	1,123,390
5.38%, 1/01/21	5,000	5,748,500
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/20	5,000	5,445,550
Texas State Turnpike Authority, RB, CAB, First Tier, Series A (AMBAC) (a):
3.87%, 8/15/21	7,990	5,869,774
4.63%, 8/15/24	8,450	5,098,392

		41,421,663

US Virgin Islands — 0.3%
Virgin Islands Public Finance Authority, RB, Senior Lien, Matching Fund Loan Note, Series A, 5.25%, 10/01/17	1,000	1,028,700

Virginia — 5.2%
Charles City County EDA, RB, Waste Management, Inc. Project, Mandatory Put Bonds, AMT, 5.13%, 8/01/27 (g)	10,000	10,265,300
Hanover County Economic Development Authority, Refunding RB, Covenant Woods, Series A, 3.00%, 7/01/15	465	461,740
Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/20	2,000	2,373,500
Roanoke EDA, Refunding RB, Carilion Clinic Obligation Group, 5.00%, 7/01/20	1,500	1,708,200
Russell County IDA, Refunding RB, Appalachian Power, Series K, 4.63%, 11/01/21	2,000	2,107,940

		16,916,680

Washington — 1.5%
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B:
5.00%, 10/01/20	250	285,260
5.00%, 10/01/42 (g)	4,000	4,536,760

		4,822,020

Municipal Bonds	Par (000)	Value

Wisconsin — 2.8%
State of Wisconsin, Refunding RB, Series A, 5.25%, 5/01/20	$1,000	$1,159,580
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., 5.00%, 4/01/20	1,515	1,705,602
Wheaton Franciscan Services, Series A, 5.50%, 8/15/17	2,880	2,885,818
Wheaton Franciscan Services, Series A, 5.50%, 8/15/18	3,190	3,196,444

		8,947,444

Total Municipal Bonds — 135.9%		440,195,403

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h) — 1.7%

Illinois — 1.7%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.00%, 11/01/20	5,000	5,575,500

Total Long-Term Investments (Cost — $428,910,922) — 137.6%		445,770,903

Short-Term Securities

New York — 1.0%
New York City Water & Sewer System, Refunding RB, VRDN, 0.03%, 8/01/13 (k)	3,200	3,200,000

	Shares

Money Market Funds — 6.4%
FFI Institutional Tax-Exempt Fund, 0.03% (i)(j)	20,857,085	20,857,085

Total Short-Term Securities (Cost — $24,057,085) — 7.4%		24,057,085

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2013	6

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)
Value
Total Investments (Cost — $452,968,007*) — 145.0%	$469,827,988
Other Assets Less Liabilities — 4.1%	12,957,787
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.2%)	(3,751,465)
AMPS, at Redemption Value — (47.9%)	(155,100,000)

Net Assets Applicable to Common Shares — 100.0%	$323,934,310

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$449,262,100

Gross unrealized appreciation	$21,083,399
Gross unrealized depreciation	(4,267,511)

Net unrealized appreciation	$16,815,888

Notes to Schedule of Investments
(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	Non-income producing security.
(f)	Security is collateralized by municipal or US Treasury obligations.
(g)	Variable rate security. Rate shown is as of report date.
(h)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(i)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at July 31, 2013	Income

FFI Institutional Tax-Exempt Fund	1,959,251	18,897,834	20,857,085	$1,210

(j)	Represents the current yield as of report date.
(k)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2013	7

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments, please refer to the Trust's most recent financial statements as contained in its annual report.

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2013	8

Schedule of Investments (concluded)	BlackRock Municipal 2020 Term Trust (BKK)
The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of July 31, 2013:
	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$445,770,903	—	$445,770,903
Short-Term Securities	$20,857,085	3,200,000	—	24,057,085
Total	$20,857,085	$448,970,903	—	$469,827,988

[1]		See above Schedule of Investments for values in each state or political subdivision.
Certain of the Trust's liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities:
Bank overdraft	—	$(6,058)	—	$(6,058)
TOB trust certificates	—	(3,750,000)	—	(3,750,000)
Total	—	$(3,756,058)	—	$(3,756,058)
There were no transfers between levels during the period ended July 31, 2013.

BLACKROCK MUNICIPAL 2020 TERM TRUST	JULY 31, 2013	9

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2020 Term Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Municipal 2020 Term Trust

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Municipal 2020 Term Trust

Date: September 24, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Municipal 2020 Term Trust

Date: September 24, 2013